--------------------------------------------------------------------------------

Scudder Variable Series II


o    Scudder Conservative Income Strategy Portfolio

o    Scudder Growth & Income Strategy Portfolio

o    Scudder Growth Strategy Portfolio

o    Scudder Income & Growth Strategy Portfolio

Prospectus

April 30, 2004

As Revised August 16, 2004




o    Scudder Money Market Portfolio

Prospectus

May 1, 2004


Class B Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolios Work                                        Your Investment in the Portfolios

  3   Scudder Conservative Income Strategy Portfolio            29   Buying and Selling Shares

  7   Scudder Growth & Income Strategy Portfolio                30   How the Portfolios Calculate Share Price

 12   Scudder Growth Strategy Portfolio                         30   Distributions

 17   Scudder Income & Growth Strategy Portfolio                31   Taxes

 22   Scudder Money Market Portfolio                            31   Marketing and Distribution Fees

 27   Other Policies and Risks

 27   Investment Advisor

How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Conservative Income Strategy Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks current income and, as a secondary objective, long-term growth of capital. It does this by investing in other Scudder portfolios ("underlying portfolios") that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses. Additionally, the portfolio may directly invest in derivative securities and other alternative investments to manage risk and to enhance returns.

For Scudder Conservative Income Strategy Portfolio, the portfolio managers will generally allocate the portfolio's assets in the following ranges:

o 60-90% in underlying portfolios which invest primarily in fixed-income securities of all credit qualities and maturities.

o 10-40% in underlying portfolios which invest primarily in equity securities of all capitalization levels.

o It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and to enhance returns.

While the actual allocations will vary at any given time, the managers expect that over the long term they will average out to be approximately in the middle of the allocation ranges.

In making strategic allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative factors to arrive at a view for the securities markets. Periodically, the managers will reevaluate which portfolios to use as underlying portfolios and in which proportions, and rebalance the portfolio to approximate the then current allocation targets. The managers may also consider factors such as investment style and market capitalization weightings when making their investment decisions, in order to take advantage of medium-term trends.

It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge the portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase the portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivative instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on the portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.

The underlying portfolios use a broad range of investment styles. They can purchase many types of fixed-income and equity securities, including common stocks of companies of any size, corporate bonds of varying credit quality, US Government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may also include foreign issuers.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments. The portfolio's allocations among the underlying portfolios will change over time, causing corresponding changes in the portfolio's risk profile.

Management Risk. There is a risk that the managers will make poor decisions regarding the allocation of the portfolio's assets among the underlying portfolios, that they will implement the portfolio's allocation strategy in a manner that results in poor performance, or that, even if implemented properly, the strategy will not produce the desired results. The portfolio is also subject to the risk that the managers of the underlying portfolios could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of stocks in different capitalization ranges or other matters.

Reallocation Risk. From time to time, one or more underlying portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings of the portfolios by the managers. These transactions will affect the underlying portfolios, since underlying portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell securities and underlying portfolios that receive additional cash will have to invest such cash. In addition, a large redemption by a portfolio in a specific underlying portfolio could also hurt the performance of another portfolio currently invested in the same underlying portfolio. While it is impossible to predict the overall impact of these transactions over time, there could also be adverse effects on a portfolio's performance to the extent that the underlying portfolios may be required to sell securities or invest cash at times when they would otherwise not do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs for the underlying portfolios. The managers are committed to minimizing such impact on the underlying portfolios to the extent consistent with pursuing the investment objective of a portfolio. The managers will at all times monitor the impact on the underlying portfolios of transactions by a portfolio.

Focused Investment Risk. Overall risk can be reduced by industry or geographic diversification, and increased by focusing investments in a limited number of geographic regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). An underlying portfolio that focuses its investments in the securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Similarly, underlying portfolios that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of an underlying portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by an underlying portfolio may prepay principal earlier than scheduled, forcing the underlying portfolio to reinvest in lower yielding securities. Prepayment may reduce the underlying portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the underlying portfolio's effective duration and reducing the value of the security. Because an underlying portfolio may invest in mortgage-related securities, the portfolio is more vulnerable to both of these risks.

Credit Risk. An underlying portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth-highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Stock Market Risk. An important factor for the underlying portfolios is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments an underlying portfolio makes and the underlying portfolio may not be able to get attractive prices for them.

Derivatives Risk. Risks associated with derivatives include: the risk that a derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio or an underlying portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio or an underlying portfolio to the effects of leverage, which could increase the portfolio's or an underlying portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio or an underlying portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by an underlying portfolio that occurs during the term of the loan would be borne by the underlying portfolio and would adversely affect that underlying portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the underlying portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio or an underlying portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio or an underlying portfolio underestimates their price, you may not receive the full market value for your shares when you sell.

Other factors that could affect performance include:

o to the extent an underlying portfolio invests in foreign securities, it faces the risks inherent in foreign investing including adverse political, economic or social developments which could hurt portfolio performance; and

o the underlying portfolios may trade securities more actively than comparable portfolios. Upon the use of the derivatives strategy, the portfolio may also trade derivative instruments more actively than comparable portfolios. Any of these cases could raise transactions costs and thereby lower returns.

The portfolio is designed for investors who are interested in a relatively conservative asset allocation investment.

Performance

Because this is a new portfolio, it does not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to the contractual obligations of the advisor, underwriter and accounting agent to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Estimated Total Annual Operating Expenses" in the table below). The portfolio will indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the portfolio is invested (see "Range of Average Weighted Net Expense Ratios" in the table below). The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
------------------------------------------------------------------------------
Management Fee                                                    0.15%
------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
------------------------------------------------------------------------------
Other Expenses^1                                                   0.35
------------------------------------------------------------------------------
Estimated Total Annual Operating Expenses^2,^3                     0.75
------------------------------------------------------------------------------

^1   Other expenses are based on estimated amounts for the current fiscal year.

^2 Through April 30, 2005, the advisor, underwriter and accounting agent have each contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's direct operating expenses at 0.75% of average daily net assets.

^3 From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

---------------------------------------------------------------------------------------------------------------------------
Range of Average Weighted Net Expense Ratios for underlying portfolios^4                        0.58% to 0.87%
---------------------------------------------------------------------------------------------------------------------------
Estimated Total Annual Direct and Indirect Operating Expenses^5                                           1.42%
---------------------------------------------------------------------------------------------------------------------------

^4 Ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on the most recent prospectuses.

^5 The Estimated Total Annual Direct and Indirect Operating Expenses shown in the table is the sum of the portfolio's Estimated Total Annual Operating Expenses and Estimated Indirect Expenses of Underlying Portfolios.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                         1 Year                        3 Years
--------------------------------------------------------------------------------
Class B shares                   $145                          $449
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Arnim Holzer                              Inna Okounkova                          Robert Wang
Director of Deutsche Asset Management     Vice President of Deutsche Asset        Managing Director of Deutsche Asset
and Co-Manager of the portfolio.          Management and Co-Manager of            Management and Co-Manager of
 o Senior Investment Strategist for       the portfolio.                          the portfolio.
   Asset Allocation: New York.             o Global Asset Allocation portfolio     o Global Asset Allocation senior
 o Joined Deutsche Asset Management in       manager: New York.                      portfolio manager: New York.
   1999, having served with the firm's     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management in
   equity and fixed-income investment        in 1999 as a quantitative analyst,      1995 as a senior fixed income
   committees after 18 years of              becoming an associate portfolio         portfolio manager after 13 years of
   experience, including 3 years             manager in 2001.                        experience at J.P. Morgan & Co.
   managing Emerging Markets Fixed         o MS, Moscow State University.            trading fixed income, derivatives
   Income, Emerging Markets Equity, and    o MBA, University of Chicago.             and foreign exchange products.
   Emerging Markets balanced accounts at   o Joined the portfolio in 2004.         o Joined the portfolio in 2004.
   New York-based Deltec Asset
   Management Corporation and in various
   positions at Neuberger & Berman,
   Bankers Trust and Chemical Bank.
 o MBA from Fordham University.
 o Joined the portfolio in 2004.

Scudder Growth & Income Strategy Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of long-term growth of capital and current income with an emphasis on growth of capital. It does this by investing in a portfolio of other Scudder portfolios ("underlying portfolios") that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses. Additionally, the portfolio may directly invest in derivative securities and other alternative investments to manage risk and to enhance returns.

For Scudder Growth & Income Strategy Portfolio, the portfolio managers will generally allocate the portfolio's assets in the following ranges:

o 45-75% in underlying portfolios which invest primarily in equity securities of all capitalization levels.

o 25-55% in underlying portfolios which invest primarily in fixed-income securities of all credit qualities and maturities.

o It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and to enhance returns.

While the actual allocations will vary at any given time, the managers expect that over the long term they will average out to be approximately in the middle of the allocation ranges.

In making strategic allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative factors to arrive at a view for the securities markets. Periodically, the managers will reevaluate which portfolios to use as underlying portfolios and in which proportions, and rebalance the portfolio to approximate the then current allocation targets. The managers may also consider factors such as investment style and market capitalization weightings when making their investment decisions, in order to take advantage of medium-term trends.

It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge the portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase the portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivative instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on the portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.

The underlying portfolios use a broad range of investment styles. They can purchase many types of fixed-income and equity securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US Government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may also include foreign issuers.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments. The portfolio's allocations among the underlying portfolios will change over time, causing corresponding changes in the portfolio's risk profile.

Management Risk. There is a risk that the managers will make poor decisions regarding the allocation of the portfolio's assets among the underlying portfolios, that they will implement the portfolio's allocation strategy in a manner that results in poor performance, or that, even if implemented properly, the strategy will not produce the desired results. The portfolio is also subject to the risk that the managers of the underlying portfolios could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of stocks in different capitalization ranges or other matters.

Reallocation Risk. From time to time, one or more underlying portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings of the portfolios by the managers. These transactions will affect the underlying portfolios, since underlying portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell securities and underlying portfolios that receive additional cash will have to invest such cash. In addition, a large redemption by a portfolio in a specific underlying portfolio could also hurt the performance of another portfolio currently invested in the same underlying portfolio. While it is impossible to predict the overall impact of these transactions over time, there could also be adverse effects on a portfolio's performance to the extent that the underlying portfolios may be required to sell securities or invest cash at times when they would otherwise not do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs for the underlying portfolios. The managers are committed to minimizing such impact on the underlying portfolios to the extent consistent with pursuing the investment objective of a portfolio. The managers will at all times monitor the impact on the underlying portfolios of transactions by a portfolio.

Focused Investment Risk. Overall risk can be reduced by industry or geographic diversification, and increased by focusing investments in a limited number of geographic regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). An underlying portfolio that focuses its investments in the securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Similarly, underlying portfolios that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Stock Market Risk. An important factor for the underlying portfolios is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments an underlying portfolio makes and the underlying portfolio may not be able to get attractive prices for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the portfolio invests, they may in the future.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade infrequently or in low volumes can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the portfolio managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. Certain underlying portfolios invest in foreign securities denominated in foreign currencies. To the extent that an underlying portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Markets Risk. All of the risks of investing in foreign securities, as discussed above, are increased in connection with investments in emerging markets securities. Emerging markets tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to an underlying portfolio's investment losses or reduce its investment gains.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of an underlying portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by an underlying portfolio may prepay principal earlier than scheduled, forcing the underlying portfolio to reinvest in lower yielding securities. Prepayment may reduce the underlying portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the underlying portfolio's effective duration and reducing the value of the security. Because an underlying portfolio may invest in mortgage-related securities, the portfolio is more vulnerable to both of these risks.

Credit Risk. An underlying portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth-highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio or an underlying portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio or an underlying portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses that it could have if it or an underlying portfolio had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by an underlying portfolio that occurs during the term of the loan would be borne by the underlying portfolio and would adversely affect that underlying portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the underlying portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio or an underlying portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio or an underlying portfolio underestimates their price, you may not receive the full market value for your shares when you sell.

Another factor that could affect performance is:

o the underlying portfolios may trade securities more actively than comparable portfolios. Upon the use of the derivatives strategy, the portfolio may also trade derivative instruments more actively than comparable portfolios. Any of these cases could raise transactions costs and thereby lower returns.

This portfolio is designed for investors who are interested in a growth-oriented, balanced asset allocation investment.

Performance

Because this is a new portfolio, it does not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to the contractual obligations of the advisor, underwriter and accounting agent to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Estimated Total Annual Operating Expenses" in the table below). The portfolio will indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the portfolio is invested (see "Range of Average Weighted Net Expense Ratios" in the table below). The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                          Class B
-------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------------
Management Fee                                                     0.15%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.25
-------------------------------------------------------------------------------
Other Expenses^1                                                    0.35
-------------------------------------------------------------------------------
Estimated Total Annual Operating Expenses^2,^3                      0.75
-------------------------------------------------------------------------------

^1   Other expenses are based on estimated amounts for the current fiscal year.

^2 Through April 30, 2005, the advisor, underwriter and accounting agent have each contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's direct operating expenses at 0.75% of average daily net assets.

^3 From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

---------------------------------------------------------------------------------------------------------------------------
Range of Average Weighted Net Expense Ratios for underlying portfolios^4                        0.57% to 0.94%
---------------------------------------------------------------------------------------------------------------------------
Estimated Total Annual Direct and Indirect Operating Expenses^5                                          1.47%
---------------------------------------------------------------------------------------------------------------------------

^4 Ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on the most recent prospectuses.

^5 The Estimated Total Annual Direct and Indirect Operating Expenses shown in the table is the sum of the portfolio's Estimated Total Annual Operating Expenses and Estimated Indirect Expenses of Underlying Portfolios.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                       1 Year                        3 Years
-------------------------------------------------------------------------------
Class B shares                 $150                          $465
-------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Arnim Holzer                              Inna Okounkova                          Robert Wang
Director of Deutsche Asset Management     Vice President of Deutsche Asset        Managing Director of Deutsche Asset
and Co-Manager of the portfolio.          Management and Co-Manager of            Management and Co-Manager of the
 o Senior Investment Strategist for       the portfolio.                          portfolio.
   Asset Allocation: New York.             o Global Asset Allocation portfolio     o Global Asset Allocation senior
 o Joined Deutsche Asset Management in       manager: New York.                      portfolio manager: New York.
   1999, having served with the firm's     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management in
   equity and fixed-income investment        in 1999 as a quantitative analyst,      1995 as a senior fixed income
   committees after 18 years of              becoming an associate portfolio         portfolio manager after 13 years of
   experience, including 3 years             manager in 2001.                        experience at J.P. Morgan & Co.
   managing Emerging Markets Fixed         o MS, Moscow State University.            trading fixed income, derivatives
   Income, Emerging Markets Equity, and    o MBA, University of Chicago.             and foreign exchange products.
   Emerging Markets balanced accounts at   o Joined the portfolio in 2004.         o Joined the portfolio in 2004.
   New York-based Deltec Asset
   Management Corporation and in various
   positions at Neuberger & Berman,
   Bankers Trust and Chemical Bank.
 o MBA from Fordham University.
 o Joined the portfolio in 2004.

Scudder Growth Strategy Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital. It does this by investing in a portfolio of other Scudder portfolios ("underlying portfolios") that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses. Additionally, the portfolio may directly invest in derivative securities and other alternative investments to manage risk and to enhance returns. For the Scudder Growth Strategy Portfolio, the portfolio managers will generally allocate the portfolio's assets in the following ranges:

o 60-80% in underlying portfolios which invest primarily in equity securities of all capitalization levels.

o 20-40% in underlying portfolios which invest primarily in fixed-income securities of all credit qualities and maturities.

o It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and to enhance returns.

While the actual allocations will vary at any given time, the managers expect that over the long term they will average out to be approximately in the middle of the allocation ranges.

In making strategic allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative factors to arrive at a view for the securities markets. Periodically, the managers will reevaluate which portfolios to use as underlying portfolios and in which proportions, and rebalance the portfolio to approximate the then current allocation targets. The managers may also consider factors such as investment style and market capitalization weightings when making their investment decisions, in order to take advantage of medium-term trends.

It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge the portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase the portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivative instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on the portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.

The underlying portfolios use a broad range of investment styles. They can purchase many types of fixed-income and equity securities, including common stocks of companies of any size, corporate bonds of varying credit quality, US Government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may also include foreign issuers.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments. The portfolio's allocations among the underlying portfolios will change over time, causing corresponding changes in the portfolio's risk profile.

Management Risk. There is a risk that the managers will make poor decisions regarding the allocation of the portfolio's assets among the underlying portfolios, that they will implement the portfolio's allocation strategy in a manner that results in poor performance, or that, even if implemented properly, the strategy will not produce the desired results. The portfolio is also subject to the risk that the managers of the underlying portfolios could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of stocks in different capitalization ranges or other matters.

Reallocation Risk. From time to time, one or more underlying portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings of the portfolios by the managers. These transactions will affect the underlying portfolios, since underlying portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell securities and underlying portfolios that receive additional cash will have to invest such cash. In addition, a large redemption by a portfolio in a specific underlying portfolio could also hurt the performance of another portfolio currently invested in the same underlying portfolio. While it is impossible to predict the overall impact of these transactions over time, there could also be adverse effects on a portfolio's performance to the extent that the underlying portfolios may be required to sell securities or invest cash at times when they would otherwise not do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs for the underlying portfolios. The managers are committed to minimizing such impact on the underlying portfolios to the extent consistent with pursuing the investment objective of a portfolio. The managers will at all times monitor the impact on the underlying portfolios of transactions by a portfolio.

Focused Investment Risk. Overall risk can be reduced by industry or geographic diversification, and increased by focusing investments in a limited number of geographic regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). An underlying portfolio that focuses its investments in the securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Similarly, underlying portfolios that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Stock Market Risk. An important factor for the underlying portfolios is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments an underlying portfolio makes and the underlying portfolio may not be able to get attractive prices for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the portfolio invests, they may in the future.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade infrequently or in low volumes can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the portfolio managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. Certain underlying portfolios invest in foreign securities denominated in foreign currencies. To the extent that an underlying portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Markets Risk. All of the risks of investing in foreign securities, as discussed above, are increased in connection with investments in emerging markets securities. Emerging markets tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to an underlying portfolio's investment losses or reduce its investment gains.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of an underlying portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by an underlying portfolio may prepay principal earlier than scheduled, forcing the underlying portfolio to reinvest in lower yielding securities. Prepayment may reduce the underlying portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the underlying portfolio's effective duration and reducing the value of the security. Because an underlying portfolio may invest in mortgage-related securities, the portfolio is more vulnerable to both of these risks.

Credit Risk. An underlying portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth-highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio or an underlying portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio or an underlying portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses that it could have if it or an underlying portfolio had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by an underlying portfolio that occurs during the term of the loan would be borne by the underlying portfolio and would adversely affect that underlying portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the underlying portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio or an underlying portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio or an underlying portfolio underestimates their price, you may not receive the full market value for your shares when you sell.

Another factor that could affect performance is:

o the underlying portfolios may trade securities more actively than comparable portfolios. Upon the use of the derivatives strategy, the portfolio may also trade derivative instruments more actively than comparable portfolios. Any of these cases could raise transactions costs and thereby lower returns.

This portfolio is designed for investors who are interested in a growth-focused asset allocation investment.

Performance

Because this is a new portfolio, it does not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to the contractual obligations of the advisor, underwriter and accounting agent to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Estimated Total Annual Operating Expenses" in the table below). The portfolio will indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the portfolio is invested (see "Range of Average Weighted Net Expense Ratios" in the table below). The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                              Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        0.25
--------------------------------------------------------------------------------
Other Expenses^1                                                        0.35
--------------------------------------------------------------------------------
Estimated Total Annual Operating Expenses^2,^3                          0.75
--------------------------------------------------------------------------------

^1   Other expenses are based on estimated amounts for the current fiscal year.

^2 Through April 30, 2005, the advisor, underwriter and accounting agent have each contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's direct operating expenses at 0.75% of average daily net assets.

^3 From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

---------------------------------------------------------------------------------------------------------------------------
Range of Average Weighted Net Expense Ratios for underlying portfolios^4                         0.57% to 1.02%
---------------------------------------------------------------------------------------------------------------------------
Estimated Total Annual Direct and Indirect Operating Expenses^5                                           1.50%
---------------------------------------------------------------------------------------------------------------------------

^4 Ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on the most recent prospectuses.

^5 The Estimated Total Annual Direct and Indirect Operating Expenses shown in the table is the sum of the portfolio's Estimated Total Annual Operating Expenses and Estimated Indirect Expenses of Underlying Portfolios.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                              1 Year                        3 Years
--------------------------------------------------------------------------------
Class B shares                        $153                          $474
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Arnim Holzer                              Inna Okounkova                          Robert Wang
Director of Deutsche Asset Management     Vice President of Deutsche Asset        Managing Director of Deutsche Asset
and Co-Manager of the portfolio.          Management and Co-Manager of            Management and Co-Manager of
 o Senior Investment Strategist for       the portfolio.                          the portfolio.
   Asset Allocation: New York.             o Global Asset Allocation portfolio     o Global Asset Allocation senior
 o Joined Deutsche Asset Management in       manager: New York.                      portfolio manager: New York.
   1999, having served with the firm's     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management in
   equity and fixed-income investment        in 1999 as a quantitative analyst,      1995 as a senior fixed income
   committees after 18 years of              becoming an associate portfolio         portfolio manager after 13 years of
   experience, including 3 years             manager in 2001.                        experience at J.P. Morgan & Co.
   managing Emerging Markets Fixed         o MS, Moscow State University.            trading fixed income, derivatives
   Income, Emerging Markets Equity, and    o MBA, University of Chicago.             and foreign exchange products.
   Emerging Markets balanced accounts at   o Joined the portfolio in 2004.         o Joined the portfolio in 2004.
   New York-based Deltec Asset
   Management Corporation and in various
   positions at Neuberger & Berman,
   Bankers Trust and Chemical Bank.
 o MBA from Fordham University.
 o Joined the portfolio in 2004.

Scudder Income & Growth Strategy Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of current income and long-term growth of capital with an emphasis on current income. It does this by investing in a portfolio of other Scudder portfolios ("underlying portfolios") that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses. Additionally, the portfolio may directly invest in derivative securities and other alternative investments to manage risk and to enhance returns.

For Scudder Income & Growth Strategy Portfolio, the portfolio managers will generally allocate the portfolio's assets in the following ranges:

o 45-75% in underlying portfolios which invest primarily in fixed-income securities of all credit qualities and maturities.

o 25-55% in underlying portfolios which invest primarily in equity securities of all capitalization levels.

o It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and to enhance returns.

While the actual allocations will vary at any given time, the managers expect that over the long term they will average out to be approximately in the middle of the allocation ranges.

In making their strategic allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative factors to arrive at a view for the securities markets. Periodically, the managers will reevaluate which portfolios to use as underlying portfolios and in which proportions, and rebalance the portfolio to approximate the then current allocation targets. The managers may also consider factors such as investment style and market capitalization weightings when making their investment decisions, in order to take advantage of medium-term trends.

It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge the portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase the portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivative instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on the portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.

The underlying portfolios use a broad range of investment styles. They can purchase many types of fixed-income and equity securities, including common stocks of companies of any size, corporate bonds of varying credit quality, US Government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may also include foreign issuers.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments. The portfolio's allocations among the underlying portfolios will change over time, causing corresponding changes in the portfolio's risk profile.

Management Risk. There is a risk that the managers will make poor decisions regarding the allocation of the portfolio's assets among the underlying portfolios, that they will implement the portfolio's allocation strategy in a manner that results in poor performance, or that, even if implemented properly, the strategy will not produce the desired results. The portfolio is also subject to the risk that the managers of the underlying portfolios could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of stocks in different capitalization ranges or other matters.

Reallocation Risk. From time to time, one or more underlying portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings of the portfolios by the managers. These transactions will affect the underlying portfolios, since underlying portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell securities and underlying portfolios that receive additional cash will have to invest such cash. In addition, a large redemption by a portfolio in a specific underlying portfolio could also hurt the performance of another portfolio currently invested in the same underlying portfolio. While it is impossible to predict the overall impact of these transactions over time, there could also be adverse effects on a portfolio's performance to the extent that the underlying portfolios may be required to sell securities or invest cash at times when they would otherwise not do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs for the underlying portfolios. The managers are committed to minimizing such impact on the underlying portfolios to the extent consistent with pursuing the investment objective of a portfolio. The managers will at all times monitor the impact on the underlying portfolios of transactions by a portfolio.

Focused Investment Risk. Overall risk can be reduced by industry or geographic diversification, and increased by focusing investments in a limited number of geographic regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). An underlying portfolio that focuses its investments in the securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Similarly, underlying portfolios that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of an underlying portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by an underlying portfolio may prepay principal earlier than scheduled, forcing the underlying portfolio to reinvest in lower yielding securities. Prepayment may reduce the underlying portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the underlying portfolio's effective duration and reducing the value of the security. Because an underlying portfolio may invest in mortgage-related securities, the portfolio is more vulnerable to both of these risks.

Credit Risk. An underlying portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth-highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Stock Market Risk. An important factor for the underlying portfolios is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments an underlying portfolio makes and the underlying portfolio may not be able to get attractive prices for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the portfolio invests, they may in the future.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade infrequently or in low volumes can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the portfolio managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. Certain underlying portfolios invest in foreign securities denominated in foreign currencies. To the extent that an underlying portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Markets Risk. All of the risks of investing in foreign securities, as discussed above, are increased in connection with investments in emerging markets securities. Emerging markets tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to an underlying portfolio's investment losses or reduce its investment gains.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio or an underlying portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio or an underlying portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses that it could have if it or an underlying portfolio had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by an underlying portfolio that occurs during the term of the loan would be borne by the underlying portfolio and would adversely affect that underlying portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the underlying portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio or an underlying portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio or an underlying portfolio underestimates their price, you may not receive the full market value for your shares when you sell.

Another factor that could affect performance is:

o the underlying portfolios may trade securities more actively than comparable portfolios. Upon the use of the derivatives strategy, the portfolio may also trade derivative instruments more actively than comparable portfolios. Any of these cases could raise transactions costs and thereby lower returns.

This portfolio is designed for investors who are interested in a conservatively balanced asset allocation investment.

Performance

Because this is a new portfolio, it does not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to the contractual obligations of the advisor, underwriter and accounting agent to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Estimated Total Annual Operating Expenses" in the table below). The portfolio will indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the portfolio is invested (see "Range of Average Weighted Net Expense Ratios" in the table below). The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.25
--------------------------------------------------------------------------------
Other Expenses^1                                                       0.35
--------------------------------------------------------------------------------
Estimated Total Annual Operating Expenses^2,^3                         0.75
--------------------------------------------------------------------------------

^1   Other expenses are based on estimated amounts for the current fiscal year.

^2 Through April 30, 2005, the advisor, underwriter and accounting agent have each contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's direct operating expenses at 0.75% of average daily net assets.

^3 From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

-------------------------------------------------------------------------------------------------------
Range of Average Weighted Net Expense Ratios for underlying portfolios^4     0.57% to 0.85%
-------------------------------------------------------------------------------------------------------
Estimated Total Annual Direct and Indirect Operating Expenses5                        1.44%
-------------------------------------------------------------------------------------------------------

^4 Ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on the most recent prospectuses.

^5 The Estimated Total Annual Direct and Indirect Operating Expenses shown in the table is the sum of the portfolio's Estimated Total Annual Operating Expenses and Estimated Indirect Expenses of Underlying Portfolios.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                               1 Year                        3 Years
--------------------------------------------------------------------------------
Class B shares                         $147                          $456
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Arnim Holzer                              Inna Okounkova                          Robert Wang
Director of Deutsche Asset Management     Vice President of Deutsche Asset        Managing Director of Deutsche Asset
and Co-Manager of the portfolio.          Management and Co-Manager of            Management and Co-Manager of the`
 o Senior Investment Strategist for       the portfolio.                          portfolio.
   Asset Allocation: New York.             o Global Asset Allocation portfolio     o Global Asset Allocation senior
 o Joined Deutsche Asset Management in       manager: New York.                      portfolio manager: New York.
   1999, having served with the firm's     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management in
   equity and fixed-income investment        in 1999 as a quantitative analyst,      1995 as a senior fixed income
   committees after 18 years of              becoming an associate portfolio         portfolio manager after 13 years of
   experience, including 3 years             manager in 2001.                        experience at J.P. Morgan & Co.
   managing Emerging Markets Fixed         o MS, Moscow State University.            trading fixed income, derivatives
   Income, Emerging Markets Equity, and    o MBA, University of Chicago.             and foreign exchange products.
   Emerging Markets balanced accounts at   o Joined the portfolio in 2004.         o Joined the portfolio in 2004.
   New York-based Deltec Asset
   Management Corporation and in various
   positions at Neuberger & Berman,
   Bankers Trust and Chemical Bank.
 o MBA from Fordham University.
 o Joined the portfolio in 2004.

Scudder Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income to the extent consistent with stability of principal.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.

While the portfolio's advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments, including US Government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The portfolio seeks to achieve its goal of current income by investing in high quality money market securities and maintaining a dollar-weighted average maturity of 90 days or less. The portfolio follows two policies designed to maintain a stable share price:

o Portfolio securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The portfolio buys US Government debt obligations, money market instruments and other debt obligations that at the time of purchase:

     - have received the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

     - have received the two highest short-term ratings from one NRSRO (if only one organization rates the security);

     - are unrated, but are determined to be of similar quality by the advisor; or

     - have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by the advisor.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Principal investments

The portfolio primarily invests in the following types of investments:

The portfolio may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money market portfolio may be specifically structured so that they are eligible investments for money market portfolios. For example, some securities have features which have the effect of shortening the security's maturity.

o US Government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

The portfolio may buy securities from many types of issuers, including the US Government, corporations and municipalities. The portfolio may invest more than 25% of its net assets in government securities and instruments issued by domestic banks. For purposes of this 25% investment policy, domestic banks include US banks and certain US branches of foreign banks.

The portfolio may invest up to 10% of its total assets in other money market portfolios in accordance with applicable regulations.

Working in conjunction with a credit team, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio's returns to lag behind those of similar money market portfolios.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

o    it cannot sell the securities at the agreed-upon time and price; or

o the securities lose value before they can be sold. The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the portfolio may invest more than 25% of its net assets in government securities and instruments issued by domestic banks, it may be vulnerable to setbacks in that industry. Banks are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

This portfolio may be of interest to investors who want a broadly diversified money market fund.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio's Class B shares. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART

BAR CHART DATA:


    3.70        5.40       4.76       4.98        4.88       4.58       5.84        3.49       1.20       0.42
-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.50%, Q3 2000                    Worst Quarter: 0.04%, Q3 2003

2004 Total Return as of March 31: 0.09%


Average Annual Total Returns (%) as of 12/31/2003

                               1 Year              5 Years             10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B             0.42                3.09                 3.91
--------------------------------------------------------------------------------

7-day yield as of December 31, 2003: 0.35%

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                               Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                          0.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                         0.25
--------------------------------------------------------------------------------
Other Expenses*                                                          0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                          0.93
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.


Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                1 Year        3 Years        5 Years        10 Years
-------------------------------------------------------------------------------
Class B shares          $95            $296           $515          $1,143
-------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market portfolios.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Money Market Portfolio -- Class B

--------------------------------------------------------------------------------
Years Ended December 31,                                    2003       2004^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                        $1.000    $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       .004      .007
--------------------------------------------------------------------------------
  Total from investment operations                            .004      .007
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                     (.004)    (.007)
--------------------------------------------------------------------------------
  Total distributions                                       (.004)    (.007)
--------------------------------------------------------------------------------
Net asset value, end of period                              $1.000    $1.000
--------------------------------------------------------------------------------
Total Return (%)                                               .42     .67**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          66         3
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                .93      .79*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                 .92      .64*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             .35     1.11*
--------------------------------------------------------------------------------

^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

*    Annualized

**   Not annualized

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there is another issue to know about:

o Although major changes tend to be infrequent, the portfolios' Board could change a portfolio's investment goal without seeking shareholder approval.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolios' investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Effective August 16, 2004, Scudder Conservative Income Strategy Portfolio, Scudder Growth & Income Strategy Portfolio, Scudder Growth Strategy Portfolio and Scudder Income & Growth Strategy Portfolio have each entered into an investment management agreement with the advisor. The table below describes the fee rates for each portfolio:

Average Daily Net Assets                                    Fee Rates
--------------------------------------------------------------------------------
First $500 million                                           0.150%
--------------------------------------------------------------------------------
Next $500 million                                            0.140%
--------------------------------------------------------------------------------
Next $500 million                                            0.130%
--------------------------------------------------------------------------------
Next $1 billion                                              0.120%
--------------------------------------------------------------------------------
Over $2.5 billion                                            0.110%
--------------------------------------------------------------------------------

DeIM receives a management fee from Scudder Money Market Portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.50% of the portfolio's average daily net assets.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the portfolios or the advisor. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder portfolios. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases portfolio Trustees, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder portfolios in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding portfolio valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder portfolio is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder portfolios.

--------------------------------------------------------------------------------

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Policies about transactions

The information in this prospectus applies to Class B shares of each portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee. Scudder Money Market Portfolio has another class of shares that is offered separately.

Technically, the shareholders of Scudder Variable Series II (which includes the portfolios just described) are the participating insurance companies (the "insurance companies") that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolios do not sell shares directly to the public. The portfolios sell shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to a portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolios, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of a portfolio, while similar to those of a Retail Fund, may not be identical. Retail Funds may be smaller or larger than a portfolio and have different expense ratios than the portfolios. As a result, the performance of a portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in that portfolio.

The portfolios have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolios will ask for its name, address and other information that will allow a portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, a portfolio might request additional information (for instance, a portfolio would ask for documents such as the insurance company's articles of incorporation) to help a portfolio verify the insurance company's identity.

A portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

A portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of a portfolio.

Buying and Selling Shares

Each portfolio is open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolios continuously sell shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day a portfolio is open for business.

o Unless otherwise instructed, a portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o    The portfolios do not issue share certificates.

o The portfolios reserve the right to reject purchases of shares for any reason.

o The portfolios reserve the right to withdraw or suspend the offering of shares at any time.

o The portfolios reserve the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolios may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of a portfolio, they are deemed to be in a portfolio's best interest or when a portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolios may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm a portfolio and its shareholders. The portfolios and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolios' shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, a portfolio generally has little or no access to the records of individual contract holders. The portfolios are dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolios are working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolios' shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of a portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series II does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to a portfolio. Contract owners should contact their insurance company to effect transactions in a portfolio.

How the Portfolios Calculate Share Price

To calculate net asset value per share or NAV, each portfolio uses the following equation:

                    TOTAL ASSETS - TOTAL LIABILITIES
                   -----------------------------------       =  NAV
                   TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is also the NAV.

For Scudder Money Market Portfolio, the share price, or NAV, is normally $1.00 calculated using amortized cost value (the method used by most money market funds).

Except with Scudder Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Scudder Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolios' distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact Scudder Distributors, Inc. at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov


                                             SEC File #
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Scudder Variable Series II                   811-5002
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(08/16/04) SVS2-B_fof